Risk Management (Details) - Schedule of provides information about the expected credit loss rate for trade receivables by ageing category - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Abstract]
Expected credit loss rate	31.00%	36.00%
Gross carrying amount	R 485,740	R 450,727
Impairment loss allowance	R 149,541	R 161,683
Since invoicing [Member]
Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Abstract]
Expected credit loss rate	7.00%	7.00%
Gross carrying amount	R 195,058	R 148,625
Impairment loss allowance	R 13,177	R 10,139
1 month since invoicing date [Member]
Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Abstract]
Expected credit loss rate	18.00%	14.00%
Gross carrying amount	R 51,655	R 47,681
Impairment loss allowance	R 9,434	R 6,661
2 months since invoicing date [Member]
Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Abstract]
Expected credit loss rate	25.00%	22.00%
Gross carrying amount	R 29,777	R 26,329
Impairment loss allowance	R 7,328	R 5,729
3 months since invoicing date [Member]
Schedule of provides information about the expected credit loss rate for trade receivables by ageing category [Abstract]
Expected credit loss rate	57.00%	61.00%
Gross carrying amount	R 209,250	R 228,092
Impairment loss allowance	R 119,602	R 139,154